AB Bond Fund, Inc.

AB High Yield Portfolio

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 74.6%
Industrial – 68.3%
Basic – 5.5%
Arconic Corp. 6.125%, 02/15/2028(a)	U.S.$	11	$11,006
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		170	142,632
7.50%, 09/30/2029(a)		17	13,294
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		16	16,393
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		6	5,608
4.875%, 03/01/2031(a)		4	3,714
Commercial Metals Co. 4.875%, 05/15/2023		50	50,232
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		100	99,228
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		29	26,385
Element Solutions, Inc. 3.875%, 09/01/2028(a)		110	101,594
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		5	3,129
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		145	124,643
6.125%, 04/15/2032(a)		218	204,954
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		119	100,774
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		103	93,088
4.75%, 07/15/2027(a)		28	27,402
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	100	84,450
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)	U.S.$	37	29,147
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)		200	176,260
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	100	83,542
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	131	116,164
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		39	35,259
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		98	81,812

	Principal Amount (000)		U.S. $ Value

Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	100	$87,155
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (f)	U.S.$	97	80,370
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)		60	0
Mercer International, Inc. 5.125%, 02/01/2029		74	69,325
NOVA Chemicals Corp. 5.25%, 06/01/2027(a)		54	51,760
Olin Corp. 5.625%, 08/01/2029		301	288,972
Peabody Energy Corp. 6.375%, 03/31/2025(a)		6	5,861
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		8	8,152
Rimini Bidco SpA 5.25%, 12/14/2026(h)	EUR	100	87,515
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)	U.S.$	431	361,252
Sealed Air Corp. 5.50%, 09/15/2025(a)		33	33,626
SPCM SA 3.375%, 03/15/2030(a)		200	161,011
Valvoline, Inc. 4.25%, 02/15/2030(a)		133	120,805
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		269	196,277
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		158	151,391
5.625%, 08/15/2029(a)		261	220,143

			3,554,325

Capital Goods – 6.2%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	120	91,619
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(a)		100	82,275
6.00%, 06/15/2027(a)	U.S.$	200	205,260
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		200	180,557
5.25%, 08/15/2027(a)		200	152,220
Ball Corp. 2.875%, 08/15/2030		222	192,521
Bombardier, Inc. 6.00%, 02/15/2028(a)		85	73,279
7.50%, 12/01/2024(a)		59	57,782
7.50%, 03/15/2025(a)		42	41,196
7.875%, 04/15/2027(a)		96	88,716

	Principal Amount (000)		U.S. $ Value

Clean Harbors, Inc. 4.875%, 07/15/2027(a)	U.S.$	16	$15,895
5.125%, 07/15/2029(a)		11	10,700
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	21,584
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		258	229,142
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		74	61,082
EnerSys 4.375%, 12/15/2027(a)		80	73,418
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		162	158,381
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		28	25,332
4.00%, 08/01/2028(a)		50	45,089
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		18	16,741
Griffon Corp. 5.75%, 03/01/2028		39	37,067
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		6	5,535
LSB Industries, Inc. 6.25%, 10/15/2028(a)		52	47,205
Madison IAQ LLC 5.875%, 06/30/2029(a)		299	232,632
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		13	11,912
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	95,081
SPX FLOW, Inc. 8.75%, 04/01/2030(a)	U.S.$	141	117,411
Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)		20	19,701
Tervita Corp. 11.00%, 12/01/2025(a)		105	114,960
TransDigm, Inc. 4.625%, 01/15/2029		150	134,940
4.875%, 05/01/2029		84	75,189
6.25%, 03/15/2026(a)		362	363,495
6.375%, 06/15/2026		158	158,048
8.00%, 12/15/2025(a)		61	63,142
Triumph Group, Inc. 6.25%, 09/15/2024(a)		258	247,241
7.75%, 08/15/2025		23	19,735
8.875%, 06/01/2024(a)		213	222,184
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	95,020

	Principal Amount (000)		U.S. $ Value

Wesco Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	14	$14,482
7.25%, 06/15/2028(a)		107	111,591

			4,009,360

Communications - Media – 8.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		125	113,771
Altice Financing SA 5.00%, 01/15/2028(a)		608	523,810
AMC Networks, Inc. 4.25%, 02/15/2029		76	67,474
4.75%, 08/01/2025		74	71,081
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		100	83,108
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		50	43,362
4.25%, 01/15/2034(a)		431	356,576
4.50%, 08/15/2030(a)		235	209,104
4.50%, 06/01/2033(a)		53	44,609
4.75%, 03/01/2030(a)		40	36,383
5.00%, 02/01/2028(a)		193	186,245
5.125%, 05/01/2027(a)		295	289,465
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		124	115,120
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	166,400
4.50%, 11/15/2031(a)		200	170,132
4.625%, 12/01/2030(a)		516	392,312
7.50%, 04/01/2028(a)		200	183,424
DISH DBS Corp. 5.25%, 12/01/2026(a)		218	186,784
5.75%, 12/01/2028(a)		194	157,328
5.875%, 11/15/2024		86	79,563
7.375%, 07/01/2028		71	50,560
7.75%, 07/01/2026		101	83,409
DISH Network Corp. 3.375%, 08/15/2026(i)		27	19,035
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		179	159,255
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		118	106,104
5.25%, 08/15/2027(a)		37	33,842
6.375%, 05/01/2026		5	4,965
8.375%, 05/01/2027		40	36,000
Lamar Media Corp. 4.875%, 01/15/2029		8	7,684
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		200	195,874
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		176	157,856
8.00%, 08/01/2029(a)		13	10,920

	Principal Amount (000)		U.S. $ Value

National CineMedia LLC 5.75%, 08/15/2026	U.S.$	21	$10,515
5.875%, 04/15/2028(a)		60	43,367
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		139	119,474
4.625%, 03/15/2030(a)		11	9,344
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		21	19,435
Sinclair Television Group, Inc. 5.125%, 02/15/2027(a)		9	8,059
5.50%, 03/01/2030(a)		344	275,909
Sirius XM Radio, Inc. 3.875%, 09/01/2031(a)		210	180,185
4.00%, 07/15/2028(a)		135	125,375
4.125%, 07/01/2030(a)		111	99,598
5.50%, 07/01/2029(a)		24	23,572
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	100	94,794
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	61	59,683
Univision Communications, Inc. 4.50%, 05/01/2029(a)		125	113,094
7.375%, 06/30/2030(a)		75	75,826
Urban One, Inc. 7.375%, 02/01/2028(a)		54	45,646
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		200	180,895

			5,826,326

Communications - Telecommunications – 3.0%
Altice France SA/France 5.50%, 01/15/2028(a)		200	173,657
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		404	394,114
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		229	197,004
Embarq Corp. 7.995%, 06/01/2036		123	101,354
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		43	38,271
8.75%, 05/15/2030(a)		140	148,625
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (c) (d)		158	0
8.50%, 10/15/2024(b) (c) (d) (g)		47	0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	100	88,525
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)	U.S.$	180	148,950
4.25%, 07/01/2028(a)		134	117,409
Nexstar Media, Inc. 5.625%, 07/15/2027(a)		76	76,020

	Principal Amount (000)		U.S. $ Value

Telecom Italia Capital SA 6.375%, 11/15/2033	U.S.$	90	$74,846
7.20%, 07/18/2036		175	143,636
United Group BV 4.00%, 11/15/2027(a)	EUR	100	82,269
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	200	180,747
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		17	14,890
6.125%, 03/01/2028(a)		7	5,425

			1,985,742

Consumer Cyclical - Automotive – 4.5%
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		161	140,779
Clarios Global LP/Clarios US Finance Co. 8.50%, 05/15/2027(a)		59	59,513
Dana, Inc. 4.25%, 09/01/2030		20	16,835
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		195	175,419
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (d) (g)		32	0
(First Lien) 11.00%, 10/31/2024(b) (c) (d) (g)		13	0
Ford Motor Co. 3.25%, 02/12/2032		162	135,152
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		200	181,941
4.00%, 11/13/2030		200	177,024
4.95%, 05/28/2027		200	196,486
5.113%, 05/03/2029		200	193,117
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		168	153,115
IHO Verwaltungs GmbH 6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (f)		200	177,963
Jaguar Land Rover Automotive PLC 4.50%, 01/15/2026(a)	EUR	110	96,125
5.875%, 11/15/2024(a)		100	96,761
6.875%, 11/15/2026(a)		100	92,197
Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	200	173,451
Meritor, Inc. 6.25%, 06/01/2025(a)		8	8,236
PM General Purchaser LLC 9.50%, 10/01/2028(a)		90	78,292
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		43	34,843
Schaeffler AG 3.375%, 10/12/2028(a)	EUR	100	90,258

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 5.00%, 07/15/2026	U.S.$	25	$24,541
7.875%, 01/15/2029(a)		169	167,599
Titan International, Inc. 7.00%, 04/30/2028		60	57,651
ZF Finance GmbH 2.25%, 05/03/2028(a)	EUR	100	83,170
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	308	293,322

			2,903,790

Consumer Cyclical - Entertainment – 3.9%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		26	24,357
Carnival Corp. 4.00%, 08/01/2028(a)		67	58,248
5.75%, 03/01/2027(a)		195	154,050
9.875%, 08/01/2027(a)		78	80,535
10.50%, 02/01/2026(a)		260	273,005
Cedar Fair LP 5.25%, 07/15/2029		15	14,357
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		64	62,337
5.50%, 05/01/2025(a)		192	193,390
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		151	134,360
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		41	37,659
Mattel, Inc. 3.375%, 04/01/2026(a)		78	73,996
5.875%, 12/15/2027(a)		100	102,226
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		79	68,280
5.875%, 12/15/2027(a)		24	19,666
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		61	60,572
5.375%, 07/15/2027(a)		91	70,070
5.50%, 08/31/2026(a)		49	39,332
5.50%, 04/01/2028(a)		173	129,750
10.875%, 06/01/2023(a)		69	70,380
11.50%, 06/01/2025(a)		74	78,856
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		121	108,629
8.75%, 05/01/2025(a)		33	34,269
Six Flags Entertainment Corp. 4.875%, 07/31/2024(a)		117	115,425
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		63	64,773

	Principal Amount (000)		U.S. $ Value

Vail Resorts, Inc. 6.25%, 05/15/2025(a)	U.S.$	167	$170,749
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		16	13,036
7.00%, 02/15/2029(a)		79	64,217
13.00%, 05/15/2025(a)		48	50,812
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		29	25,064
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		196	174,394

			2,566,794

Consumer Cyclical - Other – 4.1%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		58	50,930
Beazer Homes USA, Inc. 6.75%, 03/15/2025		28	27,162
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		151	135,813
Builders FirstSource, Inc. 6.375%, 06/15/2032(a)		115	113,586
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		78	77,901
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		49	46,476
Cirsa Finance International SARL 4.75%, 05/22/2025(a)	EUR	100	93,145
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)	U.S.$	26	20,465
Empire Communities Corp. 7.00%, 12/15/2025(a)		61	53,238
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		21	19,110
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		223	189,555
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	36,274
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		100	86,250
4.875%, 01/15/2030		17	16,505
5.75%, 05/01/2028(a)		11	11,109
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		154	129,296
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		40	36,592
International Game Technology PLC 4.125%, 04/15/2026(a)		200	190,193

	Principal Amount (000)		U.S. $ Value

Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	198	$159,592
MGM Resorts International 4.75%, 10/15/2028		85	76,984
6.00%, 03/15/2023		33	33,301
6.75%, 05/01/2025		90	91,375
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)		20	16,164
5.875%, 09/01/2031(a)		46	36,070
Scientific Games International, Inc. 7.00%, 05/15/2028(a)		9	9,139
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029(a)		20	16,293
Standard Industries, Inc./NJ 3.375%, 01/15/2031(a)		39	31,801
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		16	14,728
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		17	17,360
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	17,724
5.875%, 04/15/2023(a)		8	8,103
Travel + Leisure Co. 4.50%, 12/01/2029(a)		52	44,808
4.625%, 03/01/2030(a)		12	9,836
6.625%, 07/31/2026(a)		289	293,693
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		120	111,023
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		240	222,586
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	75,045
7.75%, 04/15/2025(a)		48	47,963

			2,667,188

Consumer Cyclical - Restaurants – 0.9%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		146	132,397
4.00%, 10/15/2030(a)		165	143,993
5.75%, 04/15/2025(a)		66	66,792
IRB Holding Corp. 7.00%, 06/15/2025(a)		5	5,098
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		22	19,365

	Principal Amount (000)		U.S. $ Value

Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	113	$130,238
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	96	90,327

			588,210

Consumer Cyclical - Retailers – 5.0%
Arko Corp. 5.125%, 11/15/2029(a)		99	83,208
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		99	87,580
5.00%, 02/15/2032(a)		26	22,739
Bath & Body Works, Inc. 5.25%, 02/01/2028		70	65,945
6.625%, 10/01/2030(a)		185	179,121
6.75%, 07/01/2036		48	43,250
6.875%, 11/01/2035		128	117,569
7.50%, 06/15/2029		17	16,882
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		28	19,591
Carvana Co. 5.50%, 04/15/2027(a)		39	25,674
5.875%, 10/01/2028(a)		114	72,205
Dufry One BV 2.50%, 10/15/2024(a)	EUR	103	102,426
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	160	150,338
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		29	22,254
Gap, Inc. (The) 3.625%, 10/01/2029(a)		243	178,056
3.875%, 10/01/2031(a)		115	83,357
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		13	11,630
Hanesbrands, Inc. 4.625%, 05/15/2024(a)		101	100,425
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		72	61,052
LBM Acquisition LLC 6.25%, 01/15/2029(a)		137	103,426
Levi Strauss & Co. 3.50%, 03/01/2031(a)		71	64,392
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		221	183,968
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		58	40,019
Murphy Oil USA, Inc. 5.625%, 05/01/2027		2	2,300
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		144	140,848

	Principal Amount (000)		U.S. $ Value

Party City Holdings, Inc. 8.75%, 02/15/2026(a)	U.S.$	20	$12,169
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		250	241,003
Rite Aid Corp. 7.50%, 07/01/2025(a)		17	14,814
8.00%, 11/15/2026(a)		263	222,992
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		115	99,393
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		312	277,713
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		19	17,071
Staples, Inc. 7.50%, 04/15/2026(a)		206	182,328
10.75%, 04/15/2027(a)		61	45,549
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		33	32,944
White Cap Buyer LLC 6.875%, 10/15/2028(a)		19	16,069
William Carter Co. (The) 5.625%, 03/15/2027(a)		119	118,081

			3,258,381

Consumer Non-Cyclical – 9.2%
AdaptHealth LLC 4.625%, 08/01/2029(a)		52	46,366
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		53	39,520
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		346	300,454
4.875%, 02/15/2030(a)		100	91,468
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		59	37,261
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		196	156,557
5.00%, 02/15/2029(a)		20	10,190
5.50%, 11/01/2025(a)		63	56,498
6.25%, 02/15/2029(a)		31	16,524
9.00%, 12/15/2025(a)		103	74,675
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)		14	12,409
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		78	73,484
Chobani LLC/Chobani Finance Corp., Inc. 4.625%, 11/15/2028(a)		24	21,549
Chrome Bidco SASU 3.50%, 05/31/2028(a)	EUR	100	90,776

	Principal Amount (000)		U.S. $ Value

CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	20	$16,111
5.25%, 05/15/2030(a)		498	418,330
5.625%, 03/15/2027(a)		17	15,109
6.00%, 01/15/2029(a)		14	12,216
6.875%, 04/01/2028(a)		138	74,789
6.875%, 04/15/2029(a)		126	70,048
8.00%, 03/15/2026(a)		44	42,009
Darling Ingredients, Inc. 6.00%, 06/15/2030(a)		60	62,327
DaVita, Inc. 3.75%, 02/15/2031(a)		78	59,672
4.625%, 06/01/2030(a)		200	164,506
Elanco Animal Health, Inc. 6.40%, 08/28/2028		120	122,650
Embecta Corp. 5.00%, 02/15/2030(a)		38	32,792
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		122	92,629
Encompass Health Corp. 5.75%, 09/15/2025		30	30,116
Garden Spinco Corp. 8.625%, 07/20/2030(a)		82	86,080
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	100	92,357
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)	U.S.$	200	198,457
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	100	89,155
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	143	109,170
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		99	92,529
4.375%, 01/31/2032(a)		46	43,468
4.875%, 05/15/2028(a)		80	77,969
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		107	95,888
6.75%, 04/15/2025(a)		20	20,012
LifePoint Health, Inc. 5.375%, 01/15/2029(a)		380	293,809
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(a)		2	1,220
Medline Borrower LP 3.875%, 04/01/2029(a)		164	148,067
ModivCare, Inc. 5.875%, 11/15/2025(a)		24	23,433
Mozart Debt Merger Sub, Inc. 5.25%, 10/01/2029(a)		288	260,206
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	270	256,745

	Principal Amount (000)		U.S. $ Value

Option Care Health, Inc. 4.375%, 10/31/2029(a)	U.S.$	120	$109,828
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		67	51,171
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		75	66,647
Picard Groupe SAS 3.875%, 07/01/2026(a)	EUR	100	92,649
Post Holdings, Inc. 4.50%, 09/15/2031(a)	U.S.$	125	111,781
4.625%, 04/15/2030(a)		58	51,917
5.50%, 12/15/2029(a)		100	94,479
5.75%, 03/01/2027(a)		14	14,006
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		6	4,409
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		24	22,564
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		231	208,091
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		140	115,273
5.75%, 07/15/2025		3	2,997
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)		153	142,572
6.125%, 10/01/2028(a)		41	39,952
6.125%, 06/15/2030(a)		149	150,627
6.25%, 02/01/2027(a)		93	93,911
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		222	167,931
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		256	238,000
US Foods, Inc. 4.75%, 02/15/2029(a)		12	11,263
US Renal Care, Inc. 10.625%, 07/15/2027(a)		80	36,791

			5,956,459

Energy – 6.2%
Antero Resources Corp. 7.625%, 02/01/2029(a)		4	4,215
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		53	53,927
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		86	81,039
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		201	200,409
Callon Petroleum Co. 8.00%, 08/01/2028(a)		7	7,077
8.25%, 07/15/2025		8	8,001

	Principal Amount (000)		U.S. $ Value

Citgo Holding, Inc. 9.25%, 08/01/2024(a)	U.S.$	72	$71,630
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		16	15,327
7.00%, 06/15/2025(a)		50	49,258
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		58	54,570
CNX Resources Corp. 6.00%, 01/15/2029(a)		37	35,969
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		58	57,413
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		89	82,917
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a) (f)		4	4,346
9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(f)		4	3,659
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		108	105,790
EnLink Midstream LLC 5.625%, 01/15/2028(a)		37	35,982
EnLink Midstream Partners LP 4.15%, 06/01/2025		119	116,994
5.60%, 04/01/2044		14	10,927
Series C 6.00%, 12/15/2022(j)		102	70,732
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		57	51,016
4.75%, 01/15/2031(a)		106	96,008
5.50%, 07/15/2028		18	17,084
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		45	43,500
6.25%, 05/15/2026		21	19,524
6.50%, 10/01/2025		35	33,918
7.75%, 02/01/2028		62	56,936
8.00%, 01/15/2027		127	124,404
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		96	87,419
7.00%, 08/01/2027		26	23,978
Gulfport Energy Corp. 6.00%, 10/15/2024(b)		128	13
6.375%, 05/15/2025(b)		24	2
6.375%, 01/15/2026(b)		30	3
6.625%, 05/01/2023(b)		4	0
8.00%, 05/17/2026(a)		57	57,105
Harbour Energy PLC 5.50%, 10/15/2026(a)		200	180,733
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		17	15,101

	Principal Amount (000)			U.S. $ Value

Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)	U.S.$	5		$4,546
ITT Holdings LLC 6.50%, 08/01/2029(a)		237		203,945
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027(a)		48		45,950
Murphy Oil Corp. 6.125%, 12/01/2042		21		16,328
6.375%, 07/15/2028		55		54,932
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		27		24,552
7.50%, 01/15/2028(a)		37		32,136
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		121		120,264
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		102		99,601
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		73		66,645
Occidental Petroleum Corp. 5.50%, 12/01/2025		28		28,638
5.55%, 03/15/2026		272		279,347
6.125%, 01/01/2031		93		99,628
6.20%, 03/15/2040		69		70,691
8.50%, 07/15/2027		42		47,988
8.875%, 07/15/2030		42		50,414
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		9		8,169
PDC Energy, Inc. 5.75%, 05/15/2026		51		49,626
Range Resources Corp. 5.00%, 03/15/2023		24		24,088
Southwestern Energy Co. 5.95%, 01/23/2025		32		32,502
8.375%, 09/15/2028		22		23,639
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		150		142,018
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		40		37,591
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		16		15,320
Talos Production, Inc. 12.00%, 01/15/2026		101		107,854
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		121		115,590
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		23		22,264
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		106		97,214
Transocean, Inc. 6.80%, 03/15/2038		0	**	77
7.50%, 01/15/2026(a)		18		12,291
8.00%, 02/01/2027(a)		89		59,301
11.50%, 01/30/2027(a)		32		30,322

	Principal Amount (000)		U.S. $ Value

Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)	U.S.$	69	$63,770
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		45	43,425
Weatherford International Ltd. 11.00%, 12/01/2024(a)		2	2,026

			4,009,618

Other Industrial – 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		95	88,445
Avient Corp. 7.125%, 08/01/2030(a)		54	55,754
Belden, Inc. 3.875%, 03/15/2028(a)	EUR	100	94,798
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	33	28,779
Interface, Inc. 5.50%, 12/01/2028(a)		11	9,854
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027(a)		17	16,453

			294,083

Services – 4.7%
ADT Security Corp. (The) 4.875%, 07/15/2032(a)		139	125,236
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		182	176,522
9.75%, 07/15/2027(a)		51	46,701
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.875%, 06/01/2028(a)	GBP	100	99,955
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	353	288,338
Aptim Corp. 7.75%, 06/15/2025(a)		85	59,472
APX Group, Inc. 5.75%, 07/15/2029(a)		326	273,956
6.75%, 02/15/2027(a)		128	126,962
Aramark Services, Inc. 6.375%, 05/01/2025(a)		95	95,137
Block, Inc. 2.75%, 06/01/2026		216	201,646
3.50%, 06/01/2031		11	9,544
Elior Group SA 3.75%, 07/15/2026(a)	EUR	100	83,438
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	53	47,912
9.50%, 11/01/2027(a)		71	68,141

	Principal Amount (000)		U.S. $ Value

Millennium Escrow Corp. 6.625%, 08/01/2026(a)	U.S.$	134	$105,582
Monitronics International, Inc. 9.125%, 04/01/2020(b) (c) (d) (e)		14	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		142	132,155
5.75%, 11/01/2028(a)		312	265,604
Nielsen Finance LLC/Nielsen Finance Co. 5.875%, 10/01/2030(a)		95	93,169
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		105	95,739
5.75%, 04/15/2026(a)		130	132,058
6.25%, 01/15/2028(a)		102	93,417
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		12	12,018
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		101	100,148
9.25%, 04/15/2025(a)		65	66,121
Service Corp. International/US 3.375%, 08/15/2030		22	19,557
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		61	60,865
Verscend Escrow Corp. 9.75%, 08/15/2026(a)		137	137,891
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		17	16,950

			3,034,234

Technology – 3.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		37	34,238
Avaya, Inc. 6.125%, 09/15/2028(a)		221	104,499
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		136	134,590
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		31	27,437
CommScope, Inc. 4.75%, 09/01/2029(a)		92	79,934
6.00%, 03/01/2026(a)		56	54,468
8.25%, 03/01/2027(a)		29	25,226
Elastic NV 4.125%, 07/15/2029(a)		17	15,154
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		99	98,129
Imola Merger Corp. 4.75%, 05/15/2029(a)		40	37,404
LogMeIn, Inc. 5.50%, 09/01/2027(a)		117	85,923
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(a)		42	38,017

	Principal Amount (000)		U.S. $ Value

NCR Corp. 5.00%, 10/01/2028(a)	U.S.$	86	$82,400
5.125%, 04/15/2029(a)		101	97,070
5.75%, 09/01/2027(a)		24	23,430
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		40	32,638
Playtika Holding Corp. 4.25%, 03/15/2029(a)		147	131,554
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		193	181,401
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		226	186,988
5.375%, 12/01/2028(a)		109	81,092
Science Applications International Corp. 4.875%, 04/01/2028(a)		15	14,200
Seagate HDD Cayman 4.091%, 06/01/2029		117	106,385
Sensata Technologies BV 4.00%, 04/15/2029(a)		200	181,188
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		180	156,367
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		40	34,999
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		305	258,462
Virtusa Corp. 7.125%, 12/15/2028(a)		37	29,410
Xerox Corp. 4.625%, 03/15/2023		4	3,995

			2,336,598

Transportation - Airlines – 0.7%
Air Canada 3.875%, 08/15/2026(a)		25	23,001
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		60	59,177
5.75%, 04/20/2029(a)		227	217,789
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		119	115,941
United Airlines, Inc. 4.625%, 04/15/2029(a)		22	20,277

			436,185

Transportation - Services – 1.5%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		200	188,269
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.125%, 10/15/2026(a)		200	175,061

	Principal Amount (000)		U.S. $ Value

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)	U.S.$	157	$143,078
5.75%, 07/15/2027(a)		22	21,015
BCP V Modular Services 6.75%, 11/30/2029	EUR	113	86,019
EC Finance PLC 3.00%, 10/15/2026		111	104,347
Hertz Corp. (The) 5.00%, 12/01/2029(a)	U.S.$	13	11,132
Loxam SAS 4.50%, 02/15/2027	EUR	113	107,233
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	150	124,517
XPO Logistics, Inc. 6.25%, 05/01/2025(a)		11	11,146

			971,817

			44,399,110

Financial Institutions – 5.5%
Banking – 0.9%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(j)		164	137,967
Series C 4.70%, 05/15/2028(j)		28	22,090
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		103	94,866
7.00%, 01/15/2026(a)		22	20,715
Credit Suisse Group AG 9.75%, 06/23/2027(a) (j)		200	211,213
Discover Financial Services Series D 6.125%, 06/23/2025(j)		93	96,022
Societe Generale SA 8.00%, 09/29/2025(a) (j)		3	3,096

			585,969

Brokerage – 0.5%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		87	88,081
AG Issuer LLC 6.25%, 03/01/2028(a)		127	114,457
Hightower Holding LLC 6.75%, 04/15/2029(a)		11	8,634
LPL Holdings, Inc. 4.00%, 03/15/2029(a)		12	11,158
NFP Corp. 6.875%, 08/15/2028(a)		90	78,930

			301,260

	Principal Amount (000)		U.S. $ Value

Finance – 1.6%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)	U.S.$	50	$43,926
Aircastle Ltd. 5.25%, 06/15/2026(a) (j)		31	24,601
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		98	82,233
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		32	29,493
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		214	146,110
Enova International, Inc. 8.50%, 09/01/2024(a)		13	12,352
8.50%, 09/15/2025(a)		131	121,803
goeasy Ltd. 4.375%, 05/01/2026(a)		23	19,792
5.375%, 12/01/2024(a)		63	59,849
Navient Corp. 5.50%, 01/25/2023		87	87,454
5.625%, 08/01/2033		151	119,195
6.125%, 03/25/2024		115	115,027
7.25%, 09/25/2023		35	35,552
SLM Corp. 3.125%, 11/02/2026		78	68,445
4.20%, 10/29/2025		57	55,415

			1,021,247

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)		19	15,833
10.125%, 08/01/2026(a)		40	40,537
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		42	37,367
USI, Inc./NY 6.875%, 05/01/2025(a)		7	6,852

			100,589

Other Finance – 0.4%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		151	123,001
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		54	34,963
3.625%, 10/01/2031(a)		78	46,365
Intrum AB 3.50%, 07/15/2026(a)	EUR	100	87,845

			292,174

REITs – 2.0%
ADLER Group SA 2.75%, 11/13/2026(a)		100	55,033
Aedas Homes Opco SLU 4.00%, 08/15/2026		111	98,622

	Principal Amount (000)		U.S. $ Value

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	146	$128,297
5.75%, 05/15/2026(a)		150	146,239
Diversified Healthcare Trust 4.75%, 02/15/2028		189	141,611
9.75%, 06/15/2025		46	45,875
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		198	173,820
4.875%, 09/15/2029(a)		69	63,489
5.25%, 07/15/2030(a)		25	23,299
SBA Communications Corp. 3.125%, 02/01/2029		46	40,266
Service Properties Trust 4.50%, 06/15/2023		25	24,181
7.50%, 09/15/2025		247	239,335
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	100	93,141

			1,273,208

			3,574,447

Utility – 0.8%
Electric – 0.7%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	64	62,035
5.125%, 03/15/2028(a)		133	125,035
Vistra Corp. 7.00%, 12/15/2026(a) (j)		28	25,605
8.00%, 10/15/2026(a) (j)		29	28,088
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		103	95,025
5.50%, 09/01/2026(a)		78	78,987

			414,775

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		89	86,359

			501,134

Total Corporates - Non-Investment Grade (cost $53,228,636)			48,474,691

CORPORATES - INVESTMENT GRADE – 11.1%
Industrial – 7.8%
Basic – 0.7%
ArcelorMittal SA 7.00%, 10/15/2039		25	25,846
Arconic Corp. 6.00%, 05/15/2025(a)		20	20,188
Celanese US Holdings LLC 5.90%, 07/05/2024		43	43,323
6.05%, 03/15/2025		43	43,376

	Principal Amount (000)		U.S. $ Value

CF Industries, Inc. 5.15%, 03/15/2034	U.S.$	23	$23,140
Freeport-McMoRan, Inc. 5.25%, 09/01/2029		104	102,532
5.40%, 11/14/2034		99	98,980
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	120	113,193

			470,578

Capital Goods – 0.1%
General Electric Co. Series D 5.159% (LIBOR 3 Month + 0.00%), 09/15/2022(h) (j)	U.S.$	40	37,671
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4	4,160

			41,831

Communications - Media – 1.2%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		153	142,945
Magallanes, Inc. 3.755%, 03/15/2027(a)		47	45,180
4.054%, 03/15/2029(a)		12	11,421
4.279%, 03/15/2032(a)		65	60,645
Netflix, Inc. 3.625%, 05/15/2027	EUR	124	125,711
4.375%, 11/15/2026	U.S.$	25	25,015
4.625%, 05/15/2029	EUR	113	118,855
4.875%, 04/15/2028	U.S.$	286	283,665

			813,437

Communications - Telecommunications – 1.8%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		21	21,297
Sprint Capital Corp. 8.75%, 03/15/2032		357	461,810
Sprint Communications, Inc. 6.00%, 11/15/2022		38	38,243
Sprint Corp. 7.875%, 09/15/2023		73	75,735
T-Mobile USA, Inc. 2.625%, 02/15/2029		80	71,569
2.875%, 02/15/2031		244	215,893
3.375%, 04/15/2029		47	43,911
3.50%, 04/15/2031		126	116,502
4.75%, 02/01/2028		126	125,798

			1,170,758

Consumer Cyclical - Other – 0.3%
MDC Holdings, Inc. 6.00%, 01/15/2043		87	74,325
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	91,984

			166,309

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.4%
Macy’s Retail Holdings LLC 4.50%, 12/15/2034	U.S.$	225	$163,087
5.875%, 03/15/2030(a)		45	38,663
6.125%, 03/15/2032(a)		37	31,277

			233,027

Consumer Non-Cyclical – 1.3%
BAT International Finance PLC 4.448%, 03/16/2028		116	111,271
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		42	38,907
4.00%, 03/15/2031(a)		151	139,100
HCA, Inc. 5.375%, 09/01/2026		33	33,655
5.625%, 09/01/2028		35	36,268
Newell Brands, Inc. 4.10%, 04/01/2023		25	24,944
4.45%, 04/01/2026		190	187,685
4.875%, 06/01/2025		12	12,077
5.75%, 04/01/2046		27	23,116
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		148	124,931
5.875%, 09/30/2027(a)		136	136,042

			867,996

Energy – 1.3%
Apache Corp. 5.10%, 09/01/2040		326	290,713
Cenovus Energy, Inc. 5.40%, 06/15/2047		2	2,005
6.75%, 11/15/2039		1	1,619
Continental Resources, Inc./OK 4.90%, 06/01/2044		16	12,863
5.75%, 01/15/2031(a)		28	27,550
EQT Corp. 3.90%, 10/01/2027		118	114,831
6.625%, 02/01/2025		70	72,932
Hess Corp. 7.30%, 08/15/2031		36	41,420
Marathon Oil Corp. 6.80%, 03/15/2032		34	37,349
Western Midstream Operating LP 3.95%, 06/01/2025		33	32,669
4.55%, 02/01/2030		49	45,559
4.65%, 07/01/2026		41	40,653
4.75%, 08/15/2028		12	11,748
5.45%, 04/01/2044		26	23,259
5.75%, 02/01/2050		84	75,228

			830,398

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	5	$5,196

Technology – 0.3%
Broadcom, Inc. 4.00%, 04/15/2029(a)		16	15,353
4.15%, 04/15/2032(a)		63	59,383
4.75%, 04/15/2029		5	5,047
HP, Inc. 5.50%, 01/15/2033		91	91,624
MSCI, Inc. 4.00%, 11/15/2029(a)		25	23,576

			194,983

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		45	43,762
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		234	236,339

			280,101

			5,074,614

Financial Institutions – 3.3%
Banking – 0.9%
Barclays Bank PLC 6.86%, 12/15/2170		15	17,118
Citigroup, Inc. Series T 6.25%, 08/15/2026(j)		38	38,769
Series W 4.00%, 12/10/2025(j)		18	16,747
Series Y 4.15%, 11/15/2026(j)		46	40,624
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		37	36,806
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(j)		128	115,952
HSBC Holdings PLC 4.762%, 03/29/2033		203	191,797
Lloyds Banking Group PLC 6.00%, 06/07/2032(j)	GBP	8	9,062
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(j)	U.S.$	111	103,003

			569,878

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(j)		55	55,786

	Principal Amount (000)		U.S. $ Value

Finance – 0.4%
Aircastle Ltd. 2.85%, 01/26/2028(a)	U.S.$	2	$1,675
5.25%, 08/11/2025(a)		148	144,630
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		2	1,754
3.50%, 11/01/2027(a)		18	15,774
4.125%, 08/01/2025(a)		16	15,209
4.375%, 01/30/2024(a)		36	35,317
4.875%, 10/01/2025(a)		6	5,837

			220,196

Insurance – 1.2%
ACE Capital Trust II 9.70%, 04/01/2030		20	25,987
Centene Corp. 2.50%, 03/01/2031		639	548,769
2.625%, 08/01/2031		43	36,831
3.00%, 10/15/2030		66	58,935
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		55	63,701
Prudential Financial, Inc. 5.20%, 03/15/2044		20	19,333
5.625%, 06/15/2043		50	49,765

			803,321

REITs – 0.7%
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/2031		66	56,928
4.625%, 08/01/2029		21	19,689
5.00%, 10/15/2027		122	117,431
5.25%, 08/01/2026		40	38,801
Office Properties Income Trust 3.45%, 10/15/2031		104	74,127
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		93	93,058
5.75%, 02/01/2027(a)		59	58,830

			458,864

			2,108,045

Total Corporates - Investment Grade (cost $7,619,433)			7,182,659

BANK LOANS – 3.9%
Industrial – 3.4%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 6.50% (LIBOR 3 Month + 4.25%), 05/17/2028(k)		98	69,526

	Principal Amount (000)			U.S. $ Value

Apex Tool Group, LLC 7.174% (SOFR 1 Month + 5.25%), 02/08/2029(k)	U.S.$	45		$39,199
Chariot Buyer, LLC 5.872% (LIBOR 1 Month + 3.50%), 11/03/2028(k)		20		18,491
Granite US Holdings Corporation 6.313% (LIBOR 3 Month + 4.00%), 09/30/2026(c) (k)		55		52,534

				179,750

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 6.166% (LIBOR 1 Month + 4.50%), 10/28/2027(k)		37		35,184
Clear Channel Outdoor Holdings, Inc. 5.872% (LIBOR 1 Month + 3.50%), 08/21/2026(k)		0	**	27
6.306% (LIBOR 3 Month + 3.50%), 08/21/2026(k)		12		10,594
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 5.372% (LIBOR 1 Month + 3.00%), 05/01/2026(k)		18		16,744
Univision Communications, Inc. 5.122% (LIBOR 1 Month + 2.75%), 03/15/2024(k)		21		20,818

				83,367

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 6.463% (LIBOR 1 Month + 4.75%), 04/27/2027(c) (k)		56		53,291
DIRECTV Financing, LLC 7.372% (LIBOR 1 Month + 5.00%), 08/02/2027(k)		56		52,710
Intrado Corporation 6.372% (LIBOR 1 Month + 4.00%), 10/10/2024(k)		25		20,944
Proofpoint, Inc. 7.825% (LIBOR 3 Month + 6.25%), 08/31/2029(k)		120		115,350
Zacapa SARL 6.304% (SOFR 3 Month + 4.25%), 03/22/2029(k)		98		93,616

				335,911

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 5.622% (LIBOR 1 Month + 3.25%), 04/30/2026(k)		42		40,593

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 5.375% (LIBOR 1 Month + 3.00%), 08/25/2028(k)	U.S.$	116	$110,534

Consumer Cyclical - Other – 0.1%
Caesars Resort Collection, LLC 5.122% (LIBOR 1 Month + 2.75%), 12/23/2024(k)		37	36,198
Flutter Entertainment PLC 4.50% (LIBOR 3 Month + 2.25%), 07/21/2026(k)		4	3,991

			40,189

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 5.122% (LIBOR 1 Month + 2.75%), 02/05/2025(k)		6	5,826

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 6.122% (LIBOR 1 Month + 3.75%), 03/06/2028(k)		17	15,184
PetSmart, LLC 6.12% (LIBOR 1 Month + 3.75%), 02/11/2028(k)		79	76,197
Restoration Hardware, Inc. 5.677% (SOFR 1 Month + 3.25%), 10/20/2028(k)		70	63,642

			155,023

Consumer Non-Cyclical – 0.3%
Gainwell Acquisition Corp. 6.25% (LIBOR 3 Month + 4.00%), 10/01/2027(k)		39	38,152
Global Medical Response, Inc. 6.622% (LIBOR 1 Month + 4.25%), 03/14/2025(k)		16	14,843
Kronos Acquisition Holdings, Inc. 6.122% (LIBOR 1 Month + 3.75%), 12/22/2026(k)		39	36,790
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 6.122% (LIBOR 1 Month + 3.75%), 11/16/2025(k)		27	25,766
Padagis, LLC 7.043% (LIBOR 3 Month + 4.75%), 07/06/2028(c) (k)		28	26,682
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 7.563% (LIBOR 3 Month + 5.25%), 12/15/2027(k)		89	83,190

			225,423

	Principal Amount (000)		U.S. $ Value

Energy – 0.5%
CITGO Petroleum Corporation 8.622% (LIBOR 1 Month + 6.25%), 03/28/2024(k)	U.S.$	34	$34,079
GIP II Blue Holding, L.P. 6.75% (LIBOR 3 Month + 4.50%), 09/29/2028(k)		210	203,970
Parkway Generation, LLC 7.122% (LIBOR 1 Month + 4.75%), 02/18/2029(k)		59	57,162

			295,211

Other Industrial – 0.2%
American Tire Distributors, Inc. 9.033% (LIBOR 3 Month + 6.25%), 10/20/2028(k)		82	77,322
Dealer Tire, LLC 6.622% (LIBOR 1 Month + 4.25%), 12/12/2025(k)		20	19,004
FCG Acquisitions, Inc. 9.00% (LIBOR 3 Month + 6.75%), 03/30/2029(c) (k)		30	28,275
Rockwood Service Corporation 6.622% (LIBOR 1 Month + 4.25%), 01/23/2027(c) (k)		3	3,173

			127,774

Services – 0.1%
Amentum Government Services Holdings, LLC 6.122% (LIBOR 1 Month + 3.75%), 01/29/2027(k)		20	18,951
Garda World Security Corporation 6.47% (LIBOR 1 Month + 4.25%), 10/30/2026(k)		58	54,580
Verscend Holding Corp. 6.372% (LIBOR 1 Month + 4.00%), 08/27/2025(k)		26	25,185

			98,716

Technology – 0.8%
Ascend Learning, LLC 8.122% (LIBOR 1 Month + 5.75%), 12/10/2029(c) (k)		50	44,000
Banff Guarantor, Inc. 7.872% (LIBOR 1 Month + 5.50%), 02/27/2026(k)		50	46,750
Boxer Parent Company, Inc. 6.122% (LIBOR 1 Month + 3.75%), 10/02/2025(k)		57	55,191
Endurance International Group Holdings, Inc. 5.291% (LIBOR 1 Month + 3.50%), 02/10/2028(k)		73	67,334

	Principal Amount (000)			U.S. $ Value

FINThrive Software Intermediate Holdings, Inc. 9.122% (LIBOR 1 Month + 6.75%), 12/17/2029(k)	U.S.$	50		$44,250
Loyalty Ventures, Inc. 6.872% (LIBOR 1 Month + 4.50%), 11/03/2027(k)		127		93,594
Peraton Corp. 6.122% (LIBOR 1 Month + 3.75%), 02/01/2028(k)		33		31,700
Playtika Holding Corp. 5.122% (LIBOR 1 Month + 2.75%), 03/13/2028(k)		59		57,556
Presidio Holdings, Inc. 5.880% (LIBOR 1 Month + 3.50%), 01/22/2027(k)		1		652
6.310% (LIBOR 3 Month + 3.50%), 01/22/2027(k)		14		13,881
Veritas US, Inc. 7.25% (LIBOR 3 Month + 5.00%), 09/01/2025(k)		83		69,769

				524,677

				2,222,994

Financial Institutions – 0.4%
Finance – 0.1%
Orbit Private Holdings I Ltd. 6.75% (LIBOR 3 Month + 4.50%), 12/11/2028(c) (k)		30		28,842

Insurance – 0.3%
Cross Financial Corp. 4.813% (LIBOR 3 Month + 4.00%), 09/15/2027(k)		44		43,106
Hub International Limited 5.782% (LIBOR 2 Month + 3.25%), 04/25/2025(k)		0	**	165
5.982% (LIBOR 3 Month + 3.25%), 04/25/2025(k)		66		64,850
Jones DesLauriers Insurance Management, Inc. 9.313% (CDOR 3 Month + 7.50%), 03/26/2029(c) (k)	CAD	5		3,514
10.998% (CDOR 3 Month + 7.50%), 03/26/2029(c) (k)		90		63,114
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.122% (LIBOR 1 Month + 3.75%), 09/03/2026(k)	U.S.$	49		47,779

				222,528

				251,370

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(k)	U.S.$	9	$7,830
6.122% (LIBOR 1 Month + 3.75%), 11/09/2026(k)		43	39,122

			46,952

Total Bank Loans (cost $2,694,929)			2,521,316

EMERGING MARKETS - CORPORATE BONDS – 1.6%
Industrial – 1.6%
Basic – 0.1%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		91	73,170

Communications - Telecommunications – 0.3%
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		180	160,203

Consumer Cyclical - Other – 0.9%
Allwyn Entertainment Finance (UK) PLC 4.125%, 02/15/2028(h)	EUR	113	107,416
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	236	162,840
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		200	165,000
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		209	169,290

			604,546

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(c) (d)	ZAR	1	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (f) (g)	U.S.$	17	8
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (f) (g)		12	0

			8

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (d) (f) (g) (l)		2	0
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (d) (e) (g)		96	10

			10

Technology – 0.3%
CA Magnum Holdings 5.375%, 10/31/2026(a)		200	176,000

			1,013,937

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)	U.S.$	28	$26,735

Total Emerging Markets - Corporate Bonds (cost $1,406,319)			1,040,672

	Shares

COMMON STOCKS – 0.6%
Energy – 0.3%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(b) (c) (d)		21,027	0
CHC Group LLC(b)		468	0
Diamond Offshore Drilling, Inc.(b) (g)		6,492	43,821
Vantage Drilling International(b)		247	3,211

			47,032

Oil, Gas & Consumable Fuels – 0.2%
Berry Corp.		2,975	25,407
Chord Energy Corp.		81	10,387
Civitas Resources, Inc.		523	30,836
Denbury, Inc.(b)		339	24,378
Edcon Ltd.(b) (c) (d)		8,218	0
Global Partners LP/MA		1,004	27,891
K201640219 South Africa Ltd. A Shares(b) (c) (d)		191,574	0
K201640219 South Africa Ltd. B Shares(b) (c) (d)		30,276	0
SandRidge Energy, Inc.(b)		5	94

			118,993

			166,025

Consumer Staples – 0.1%
Household Products – 0.1%
Southeastern Grocers, Inc.(b) (c) (d)		3,584	80,640

Consumer Discretionary – 0.1%
Auto Components – 0.0%
Exide Corp.(b) (c) (d)		7	2,275

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(b)		151	6,899

Multiline Retail – 0.1%
ATD New Holdings, Inc.(b) (c)		1,009	70,630

			79,804

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(b) (c) (d)		402	0
Intelsat SA(b) (c)		1,932	48,623

			48,623

Company	Shares	U.S. $ Value

Media – 0.0%
DISH Network Corp. - Class A	100	$1,737
iHeartMedia, Inc. - Class A	1,045	7,816

		9,553

		58,176

Industrials – 0.0%
Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.	508	19,614

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(b)	91	1,592

Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp.(b)	1,385	1,245
Monitronics International, Inc.(b)	262	131

		1,376

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.	6	254

Metals & Mining – 0.0%
Neenah Enterprises, Inc.(b) (d)	4,481	0

		254

Total Common Stocks (cost $722,803)		407,481

PREFERRED STOCKS – 0.2%
Industrial – 0.1%
Consumer Cyclical - Automotive – 0.0%
Exide International Holdings LP 0.00%,(c) (d) (g)	39	29,055

Energy – 0.0%
Gulfport Energy Corp. 10.00%, 08/29/2022(b) (c) (j)	4	24,800

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%	1,425	40,114

		93,969

Financial Institutions – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%,	2,175	29,471

Company	Shares		U.S. $ Value

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc. 7.625%,		490	$9,065

Total Preferred Stocks (cost $93,585)			132,505

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.1%
Mexico – 0.1%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	53,565
Series M 20 10.00%, 12/05/2024		480	23,973

Total Governments - Treasuries (cost $91,247)			77,538

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 6.509% (LIBOR 1 Month + 4.25%), 11/25/2023(h)	U.S.$	19	19,847
Series 2014-HQ2, Class M3 6.009% (LIBOR 1 Month + 3.75%), 09/25/2024(h)		23	23,466
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 6.659% (LIBOR 1 Month + 4.40%), 01/25/2024(h)		5	4,683

			47,996

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		4	2,292
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		4	1,876

			4,168

Total Collateralized Mortgage Obligations (cost $53,984)			52,164

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.482%, 07/10/2047(a)		15	13,434

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust Series 2014-GC18, Class D 5.057%, 01/10/2047(a)	U.S.$	12	$4,758
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 4.886%, 01/15/2047(a)		29	27,326

Total Commercial Mortgage-Backed Securities (cost $54,150)			45,518

	Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(b)		1,210	3
Battalion Oil Corp., expiring 10/08/2022(b) (c) (d)		3	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (d)		2	0
Battalion Oil Corp., expiring 10/08/2022(b) (c) (d)		4	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(b)		1,980	79
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(b)		831	33
Willscot Corp., expiring 11/29/2022(b) (c) (d)		787	18,311

Total Warrants (cost $13,125)			18,426

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023 (cost $21,043)	ZAR	283	17,075

	Shares
Rights – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (c) (cost $0)		3,442	4,388

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(m) (n) (o) (cost $3,053,174)		3,053,174	3,053,174

U.S. $ Value

Total Investments – 97.0% (cost $69,052,428)(p)	$63,027,607
Other assets less liabilities – 3.0%	1,921,415

Net Assets – 100.0%	$64,949,022

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	4	September 2022	$576,000	$12,492
U.S. T-Note 5 Yr (CBT) Futures	15	September 2022	1,705,898	12,907
U.S. T-Note 10 Yr (CBT) Futures	16	September 2022	1,938,250	15,734
Sold Contracts
Euro-OAT Futures	1	September 2022	149,700	(6,521)

				$34,612

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	3,128	USD	3,185	09/29/2022	$(26,163)
Brown Brothers Harriman & Co.	GBP	212	USD	267	08/25/2022	8,575
Brown Brothers Harriman & Co.	EUR	309	USD	316	09/29/2022	(1,574)
Brown Brothers Harriman & Co.	MXN	1,230	USD	59	09/29/2022	(180)
Brown Brothers Harriman & Co.	CAD	100	USD	78	10/27/2022	(530)

						$(19,872)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums	Market Value
CDX-NAHY Series 38, 5 Year Index	BNP Paribas SA	Sell	95.00%	Aug 2022	USD	2,910	$45,105	$ (2,350)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.70%	USD	7,469	$126,453	$35,394	$91,059
iTraxx Europe Crossover Series 37, 5 Year Index, 6/20/2027*	5.00	Quarterly	5.10	EUR	330	564	20,744	(20,180)

						$127,017	$56,138	$70,879

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly/ Semi-Annual	$10,289	$—	$10,289
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi-Annual/ Quarterly	34,557	(8,311)	42,868
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi-Annual/ Quarterly	27,768	5,398	22,370
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi-Annual/ Quarterly	23,609	7,434	16,175
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi-Annual/ Quarterly	5,295	—	5,295
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi-Annual/ Quarterly	3,616	—	3,616
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi-Annual/ Quarterly	31,145	32,362	(1,217)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi-Annual	(59,437)	16,658	(76,095)
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	6,253	112	6,141
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi-Annual/ Quarterly	(17,342)	—	(17,342)

						$65,753	$53,653	$12,100

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	7.50%	USD	166	$60,831	$19,323	$41,508
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	(3.00)	Monthly	7.50	USD	167	38,049	15,889	22,160
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/2024*	5.00	Quarterly	4.26	EUR	70	1,339	2,381	(1,042)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	27	(9,801)	(3,072)	(6,729)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	63	(23,319)	(6,782)	(16,537)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	65	(14,874)	(4,079)	(10,795)
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	219	(49,976)	(14,070)	(35,906)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.06	USD	10	426	178	248
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.06	USD	20	853	560	293
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	150	(55,054)	(25,136)	(29,918)

						$(51,526)	$(14,808)	$(36,718)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs Bank USA
Markit iBoxx USD Contingent Convertible Liquid Developed Market AT1	1 Day SOFR	Maturity	USD	606	12/20/2022	$23,683
Morgan Stanley Capital Services LLC
iShares iBoxx USD High Yield Corporate Bond ETF	FedFundEffective Minus 1.40%	Maturity	USD	320	08/31/2022	—

						$23,683

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $43,441,544 or 66.9% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Defaulted matured security.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2022.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/23/2021	$19,989	$7,709	0.01%
Exide International Holdings LP	11/05/2020	29,328	29,055	0.04%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Intelsat Jackson Holdings SA 8.50%, 10/15/2024	10/15/2024	0	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	02/05/2020	16,653	8	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	12/22/2016	11,614	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	28,007	26,735	0.04%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	4,111	0	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	10	0.00%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(i)	Convertible security.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR/SOFR or the LIBOR/CDOR/SOFR floor plus a spread at July 31, 2022.
(l)	Defaulted.
(m)	Affiliated investments.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,120,240 and gross unrealized depreciation of investments was $(7,017,622), resulting in net unrealized depreciation of $(5,897,382).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

USD – United States Dollar

ZAR – South African Rand

Glossary:

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Bond Fund, Inc.

AB High Yield Portfolio

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$48,471,562 #	$3,129	#	$48,474,691
Corporates - Investment Grade	-0-	7,182,659	-0-		7,182,659
Bank Loans	-0-	2,217,891	303,425		2,521,316
Emerging Markets - Corporate Bonds	-0-	1,040,662 #	10	#	1,040,672
Common Stocks	205,313	0 #	202,168	#	407,481
Preferred Stocks	49,179	29,471	53,855		132,505
Governments - Treasuries	-0-	77,538	-0-		77,538
Collateralized Mortgage Obligations	-0-	52,164	-0-		52,164
Commercial Mortgage-Backed Securities	-0-	45,518	-0-		45,518
Warrants	115	-0-	18,311	#	18,426
Emerging Markets - Treasuries	-0-	17,075	-0-		17,075
Rights	-0-	-0-	4,388		4,388
Short-Term Investments:
Investment Companies	3,053,174	-0-	-0-		3,053,174

Total Investments in Securities	3,307,781	59,134,540	585,286		63,027,607
Other Financial Instruments*:
Assets
Futures	41,133	-0-	-0-		41,133
Forward Currency Exchange Contracts	-0-	8,575	-0-		8,575
Centrally Cleared Credit Default Swaps	-0-	127,017	-0-		127,017
Centrally Cleared Interest Rate Swaps	-0-	142,532	-0-		142,532
Credit Default Swaps	-0-	101,498	-0-		101,498
Total Return Swaps	-0-	23,683	-0-		23,683
Liabilities
Futures	(6,521)	-0-	-0-		(6,521)
Forward Currency Exchange Contracts	-0-	(28,447)	-0-		(28,447)
Credit Default Swaptions Written	-0-	(2,350)	-0-		(2,350)
Centrally Cleared Interest Rate Swaps	-0-	(76,779)	-0-		(76,779)
Credit Default Swaps	-0-	(153,024)	-0-		(153,024)

Total	$3,342,393	$59,277,245	$585,286		$63,204,924

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,464	$30,475	$29,886	$3,053	$4